Significant Accounting Policies	6 Months Ended
Jun. 30, 2019
Significant Accounting Policies [Abstract]
Significant Accounting Policies

Note 3 - Significant Accounting Policies

Except as described below, the accounting policies of the Group in these condensed consolidated interim financial statements are the same as those applied in the Annual Financial Statements.

a.	Application of a new standard effective January 1, 2019

IFRS 16, Leases

As from January 1, 2019 (hereinafter: "the date of initial application") the Group applies International Financial Reporting Standard 16, Leases (hereinafter: "IFRS 16" or "the standard"), which replaced International Accounting Standard 17, Leases (hereinafter: "IAS 17" or "the previous standard").

The main effect of the standard's application is reflected in annulment of the existing requirement from lessees to classify leases as operating (off-balance sheet) or finance leases and the presentation of a unified model for lessees to account for all leases similarly to the accounting treatment of finance leases in the previous standard. Until the date of application, the Group classified most of the leases in which it is the lessee as operating leases, since it did not substantially bear all the risks and rewards from the assets.

In accordance with IFRS 16, for agreements in which the Group is the lessee, the Group recognizes a right-of-use asset and a lease liability at the inception of the lease contract for all the leases in which the Group has a right to control identified assets for a specified period of time, other than exceptions specified in the standard. Accordingly, the Group recognizes depreciation and amortization expenses in respect of a right-of-use asset, tests a right-of-use asset for impairment in accordance with IAS 36 and recognizes financing expenses on a lease liability. Therefore, as from the date of initial application, lease payments relating to assets leased under an operating lease, which were presented as part of research and development, general and administrative and sales and marketing expenses in the income statement, are capitalized to assets and written down as depreciation and amortization expenses.

The Group elected to apply the standard using the cumulative effect method as at January 1, 2019, and without a restatement of comparative data.

In respect of all the leases, the Group elected to apply the transitional provisions such that on the date of initial application it recognized a liability at the present value of the balance of future lease payments discounted at its incremental borrowing rate at that date calculated according to the average duration of the remaining lease period as from the date of initial application, and concurrently recognized a right-of-use asset at the same amount of the liability, adjusted for any prepaid or accrued lease payments that were recognized as an asset or liability before the date of initial application. Therefore, application of the standard did not have an effect on the Group's equity at the date of initial application.

Furthermore, as part of the initial application of the standard, the Group has chosen to apply the following expedients:

(1)	Excluding initial direct costs from measurement of the right-of-use asset at the date of initial application;

(2)	Using hindsight when determining the lease term if the contract includes an extension or termination option;

(3)	Not separating non-lease components from lease components and instead accounting for all the components as a single lease component.

The table below presents the cumulative effects of the items affected by the initial application on the consolidated statement of financial position as at January 1, 2019:

	According to IAS 17	The change	IFRS 16
	USD thousands	USD thousands	USD thousands
Right-of-use asset	-	1,891	1,891
Other Payables	(57)	57	-
Liability in respect of IFRS 16		(2,192)	(2,192)
Other long-term liabilities	(244)	244	-

In measurement of the lease liabilities, the Group discounted lease payments using the nominal incremental borrowing rate at January 1, 2019. The discount rates used to measure the lease liability range between 11.2% and 39.16%, while the discount rates that were used to measure the majority of the lease liability were in a range of between 11.2% and 15%. This range is affected by differences in the lease term, differences between asset groups, and so forth.

Impact of the application of IFRS 16 in the reporting period

As a result of applying IFRS 16, in relation to the leases that were classified as operating leases according to IAS 17, the Group recognized right-of-use assets and lease liabilities as at June 30, 2019 in the amount of US$ 2,042 thousand. Amount of US$769 thousand was classified to short time liabilities under Other payables.

Furthermore, instead of recognizing lease expenses in relation to those leases, during the six month period ended June 30, 2019 the Group recognized additional depreciation expenses in the amount of US$ 420 thousand, and additional financing expenses in the amount of US$ 219 thousand.

Presented hereunder are the main changes in accounting policies following the application of IFRS 16 as from January 1, 2019:

(1)	Leased assets and lease liabilities

Contracts that award the Group control over the use of a leased asset for a period of time in exchange for consideration, are accounted for as leases. Upon initial recognition, the Group recognizes a liability at the present value of the balance of future lease payments (these payments do not include certain variable lease payments), and concurrently recognizes a right-of-use asset at the same amount of the lease liability, adjusted for any prepaid or accrued lease payments, plus initial direct costs incurred in respect of the lease.

Since the interest rate implicit in the Group's leases is not readily determinable, the incremental borrowing rate of the lessee is used. Subsequent to initial recognition, the right-of-use asset is accounted for using the cost model, and depreciated over the shorter of the lease term or useful life of the asset.

(2)	The lease term

The lease term is the non-cancellable period of the lease plus periods covered by an extension or termination option if it is reasonably certain that the lessee will or will not exercise the option, respectively.

(3)	Depreciation of right-of-use asset

After lease commencement, a right-of-use asset is measured on a cost basis less accumulated depreciation and accumulated impairment losses and is adjusted for re-measurements of the lease liability. Depreciation is calculated on a straight-line basis over the useful life or contractual lease period, whichever earlier, as follows:

●	Buildings	1 year
●	Motor vehicles	3 years